Risks Arising from Financial Instruments - Summary of Interest Expense Recognized on Unhedged and Hedged Financial Liabilities (Detail) - Interest Rate Risk [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedging instruments [line items]
Interest expense	$ (4,164)	$ (3,973)	$ (4,314)
Financial Liabilities at Amortised Cost, Class [Member] | Not Designated in Hedging Relationship [Member]
Disclosure of detailed information about hedging instruments [line items]
Interest expense	(4,264)	(4,053)	(4,375)
Fair value hedges [member] | Hedged Item [Member]
Disclosure of detailed information about hedging instruments [line items]
Interest expense	(46)	(76)	(11)
Cash flow hedges [member] | Hedged Item [Member]
Disclosure of detailed information about hedging instruments [line items]
Interest expense	15	21	1
Net investment hedges [member] | Hedging Instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Interest expense	2	35	77
Economic Hedges [Member] | Hedged Item [Member]
Disclosure of detailed information about hedging instruments [line items]
Interest expense	$ 129	$ 100	$ (7)